Valuation Allowances (Location of Valuation Allowances in Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Valuation and Qualifying Accounts Disclosure [Line Items]
Less allowances for doubtful accounts and sales returns	¥ 5,278	¥ 5,378
Valuation allowances, deducted from the related receivables	2,229	2,336
Total	7,507	7,714	¥ 7,579	¥ 7,073
Other current assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation allowances, deducted from the related receivables	130	232
Other Long-term Investments
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation allowances, deducted from the related receivables	34	76
Other Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation allowances, deducted from the related receivables	¥ 2,065	¥ 2,028